Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Line Items]
Net loss (income) realized before calculation of income tax, domestic		$ 89,700,000	$ 141,200,000	$ 96,900,000
Net loss (income) realized before calculation of income tax, foreign		(1,200,000)	(1,000,000.0)	$ (700,000)
Net operating loss carryforwards		310,800,000	258,100,000
Uncertain tax positions		0	0
Accrued interest or penalties related to uncertain tax positions		$ 0	$ 0
Minimum
Income Tax [Line Items]
Corporate income tax rate reconciliation, change in enacted tax rate, percentage	19.00%
Maximum
Income Tax [Line Items]
Corporate income tax rate reconciliation, change in enacted tax rate, percentage	25.00%